Goodwill	12 Months Ended
Dec. 31, 2022
GOODWILL [Abstract]
Goodwill
13.	GOODWILL
Changes in the carrying value of goodwill by segment are as follows (in thousands):

	Sohu	Changyou	Total

Balance as of December 31, 2020

Goodwill	70,423	180,543	250,966

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$38,177	$10,257	$48,434

Transactions in 2021

Foreign currency translation adjustment	377	0	377

Balance as of December 31, 2021	$38,554	$10,257	$48,811

Balance as of December 31, 2021

Goodwill	70,800	180,543	251,343

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$38,554	$10,257	$48,811

Transactions in 2022

Foreign currency translation adjustment	(1,396)	0	(1,396)

Balance as of December 31, 2022	$37,158	$10,257	$47,415

Balance as of December 31, 2022

Goodwill	69,404	180,543	249,947

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$37,158	$10,257	$47,415

There was one reporting unit under the Sohu segment, which is the brand advertising unit. The reporting units under the Changyou segment consisted of the Changyou online game business and the 17173.com Website. The Changyou online game business was the only reporting unit with goodwill under the Changyou segment.
In the fourth quarter of 2022, the Sohu Group tested goodwill for impairment at the reporting unit level. The Group performed impairment tests using the qualitative and quantitative methods.

For the Sohu segment, management determined that a quantitative assessment was most appropriate. Impairment tests were conducted by quantitatively comparing the fair values of the reporting units to their carrying amounts. The Sohu segment estimated the fair values using the income approach and market approach. The valuation approach considers a number of factors that include expected future cash flows, revenue growth rates, discount rates, and requires Sohu to make certain assumptions and estimates regarding future profitability of the business. The market approach considers earnings multipliers based on market data of comparable companies engaged in similar business. The fair value determined using the income approach is compared with comparable market data and reconciled, as necessary. For the Changyou segment, management performed a qualitative assessment to determine whether it was more likely than not that the fair value of the reporting unit was less than its carrying amount.
As of December 31, 2022 and 2021, for the Sohu segment and Changyou segment, management concluded that the fair values of the reporting units exceeded their carrying values, indicating that the goodwill of the reporting units was not impaired.